COMMON STOCK - Schedule of outstanding lender warrants (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	Sep. 30, 2024	Jul. 11, 2024	Mar. 31, 2024	Jun. 01, 2023	Mar. 31, 2023	Apr. 22, 2022	Apr. 02, 2022	Mar. 31, 2022
Class of Warrant or Right
Number shares under warrant(s) (in shares)	1,145		604		539			526
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 2,499		$ 4,046		$ 7,989			$ 18,237
December 2018 Warrants [Member]
Class of Warrant or Right
Warrant exercise price (in dollars per share)			$ 26.60		$ 26.60	$ 26.60		$ 26.60
Number shares under warrant(s) (in shares)	363		357		356			356
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 516		$ 2,320		$ 5,447			$ 12,769
December 2018 Warrants [Member] | Minimum
Class of Warrant or Right
Warrant exercise price (in dollars per share)	$ 6.20
December 2018 Warrants [Member] | Maximum
Class of Warrant or Right
Warrant exercise price (in dollars per share)	$ 26.04
June 2020 Warrants [Member]
Class of Warrant or Right
Warrant exercise price (in dollars per share)			$ 55.40		$ 55.80		$ 55.80	$ 60.00
Number shares under warrant(s) (in shares)	188		184		183			170
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 324		$ 1,135		$ 2,542			$ 5,468
June 2020 Warrants [Member] | Minimum
Class of Warrant or Right
Warrant exercise price (in dollars per share)	$ 6.20
June 2020 Warrants [Member] | Maximum
Class of Warrant or Right
Warrant exercise price (in dollars per share)	54.19
June 2023 Warrants [Member]
Class of Warrant or Right
Warrant exercise price (in dollars per share)	$ 6.20		$ 20.00	$ 20.00
Number shares under warrant(s) (in shares)	64		63	60
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 174		$ 591
May 2024 Warrants
Class of Warrant or Right
Warrant exercise price (in dollars per share)	$ 6.20
Number shares under warrant(s) (in shares)	100
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 280
July 2024 Warrants
Class of Warrant or Right
Warrant exercise price (in dollars per share)	$ 6.20	$ 8.20
Number shares under warrant(s) (in shares)	50
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 140
August 2024 Warrants
Class of Warrant or Right
Warrant exercise price (in dollars per share)	$ 6.20
Number shares under warrant(s) (in shares)	380
Warrants Not Settleable in Cash, Fair Value Disclosure	$ 1,065